Equity Activity (Reclassification and Taxes Related Tables) (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments, before tax	$ (1,379)	$ (1,636)	$ (1,335)
Net changes related to available-for-sale securities, before tax
Unrealized gains/(losses) arising during the period, before tax	(54)	(29)	(4)
Reclassification of (gains)/losses to other (income) and expense, before tax	86	5	(8)
Subsequent changes in previously impaired securities arising during the period, before tax			4
Total net changes related to available-for-sale securities, before tax	32	(24)	(8)
Unrealized gains/(losses) on cash flow hedges, before tax
Unrealized gains/(losses) arising during the period, before tax	618	958	43
Reclassification of (gains)/losses to net income, before tax	(1,072)	(97)	(166)
Total unrealized gains/(losses) on cash flow hedges, before tax	(454)	861	(123)
Retirement-related benefit plans, before tax
Prior service costs/(credits), before tax	6	1	16
Net (losses)/gains arising during the period, before tax	(2,963)	(9,799)	5,369
Curtailments and settlements, before tax	33	24	(3)
Amortization of prior service (credits)/costs, before tax	(100)	(114)	(114)
Amortization of net (gains)/losses, before tax	3,304	2,531	3,499
Total retirement-related benefit plans, before tax	279	(7,357)	8,767
Other Comprehensive Income (Loss), before Tax	(1,523)	(8,156)	7,301
Other comprehensive income/(loss), tax
Foreign currency translation adjustments, tax	(342)	(438)	(66)
Net changes related to available-for-sale securities, tax
Unrealized gains/(losses) arising during the period, tax	21	11	2
Subsequent changes in previously impaired securities arising during the period, tax			(1)
Total net changes related to available-for-sale securities, tax	(12)	9	3
Unrealized gains/(losses) on cash flow hedges, tax
Unrealized gains/(losses) arising during the period, tax	(218)	(341)	(15)
Total unrealized gains/(losses) on cash flow hedges, tax	162	(304)	47
Retirement-related benefit plans, tax
Prior service costs/(credits), tax	(2)	0	0
Net (losses)/gains arising during the period, tax	1,039	3,433	(1,974)
Curtailments and settlements, tax	(9)	(7)	1
Amortization of prior service (credits)/costs, tax	36	41	40
Amortization of net (gains)/losses, tax	(1,080)	(852)	(1,195)
Total retirement-related benefit plans, tax	(17)	2,615	(3,128)
Other comprehensive income/(loss), tax	(208)	1,883	(3,144)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments, net of tax	(1,721)	(2,074)	(1,401)
Net changes related to available-for-sale securities, net of tax
Unrealized gains/(losses) arising during the period, net of tax	(33)	(18)	(3)
Reclassification of (gains)/losses to other (income) and expense, net of tax	53	3	(5)
Subsequent changes in previously impaired securities arising during the period, net of tax			3
Total net changes related to available-for-sale securities, net of tax	20	(15)	(5)
Unrealized gains/(losses) on cash flow hedges, net of tax
Unrealized gains/(losses) arising during the period, net of tax	399	618	28
Total unrealized gains/(losses) on cash flow hedges, net of tax	(292)	557	(76)
Retirement-related benefit plans, net of tax
Prior service costs/(credits), net of tax	4	1	16
Net (losses)/gains arising during the period, net of tax	(1,925)	(6,366)	3,395
Curtailments and settlements, net of tax	24	17	(2)
Amortization of prior service (credits)/costs, net of tax	(65)	(73)	(75)
Amortization of net (gains)/losses, net of tax	2,223	1,678	2,304
Total retirement-related benefit plans, net of tax	262	(4,742)	5,639
Other comprehensive income/(loss) (Note L)	(1,731)	(6,274)	4,157
Cost of sales
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(192)	15	34
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	57	(7)	(14)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(135)	9	21
SG&A expense
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(149)	(15)	(39)
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	43	6	14
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(105)	(9)	(25)
Other (income) and expense
Net changes related to available-for-sale securities, before tax
Reclassification of (gains)/losses to other (income) and expense, before tax	86	5	(8)
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	(731)	(98)	(162)
Net changes related to available-for-sale securities, tax
Reclassification of (gains)/losses to other (income) and expense, tax	(33)	(2)	2
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	281	38	62
Net changes related to available-for-sale securities, net of tax
Reclassification of (gains)/losses to other (income) and expense, net of tax	53	3	(5)
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	(451)	(60)	(99)
Interest expense
Unrealized gains/(losses) on cash flow hedges, before tax
Reclassification of (gains)/losses to net income, before tax	0	1	0
Unrealized gains/(losses) on cash flow hedges, tax
Reclassification of (gains)/losses to net income, tax	0	0	0
Unrealized gains/(losses) on cash flow hedges, net of tax
Reclassification of (gains)/losses to net income, net of tax	$ 0	$ 0	$ 0